Structured entities - Unconsolidated structured entities (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Unconsolidated structured entities
Unconsolidated structured entities
Liquidity facilities/loan commitments	£ 1,916	£ 2,351
Guarantees		13
Maximum exposure	10,450	10,204
Unconsolidated structured entities | Held-for-trading | Derivatives
Unconsolidated structured entities
Liabilities recognised related to structured entities	(158)	(205)
Unconsolidated structured entities | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	874	811
Unconsolidated structured entities | Held-for-trading | Derivatives
Unconsolidated structured entities
Assets recognised related to structured entities	220	247
Unconsolidated structured entities | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	7,660	7,029
Unconsolidated structured entities | Other than held-for-trading | Loans to customers
Unconsolidated structured entities
Assets recognised related to structured entities	2,180	2,508
Asset backed securitisation vehicles
Unconsolidated structured entities
Liquidity facilities/loan commitments	1,619	2,138
Guarantees		3
Maximum exposure	9,338	9,299
Asset backed securitisation vehicles | Held-for-trading | Derivatives
Unconsolidated structured entities
Liabilities recognised related to structured entities	(154)	(156)
Asset backed securitisation vehicles | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	802	665
Asset backed securitisation vehicles | Held-for-trading | Derivatives
Unconsolidated structured entities
Assets recognised related to structured entities	196	200
Asset backed securitisation vehicles | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	6,917	6,493
Asset backed securitisation vehicles | Other than held-for-trading | Loans to customers
Unconsolidated structured entities
Assets recognised related to structured entities	1,544	1,972
Investment funds and other
Unconsolidated structured entities
Liquidity facilities/loan commitments	297	213
Guarantees		10
Maximum exposure	1,112	905
Investment funds and other | Held-for-trading | Derivatives
Unconsolidated structured entities
Liabilities recognised related to structured entities	(4)	(49)
Investment funds and other | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	72	146
Investment funds and other | Held-for-trading | Derivatives
Unconsolidated structured entities
Assets recognised related to structured entities	24	47
Investment funds and other | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	743	536
Investment funds and other | Other than held-for-trading | Loans to customers
Unconsolidated structured entities
Assets recognised related to structured entities	636	536
Secured | Unconsolidated structured entities | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	5,480	4,521
Secured | Asset backed securitisation vehicles | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	5,373	4,521
Secured | Investment funds and other | Other than held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	107
Equity Shares | Unconsolidated structured entities | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	812	769
Equity Shares | Asset backed securitisation vehicles | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	760	621
Equity Shares | Investment funds and other | Held-for-trading
Unconsolidated structured entities
Assets recognised related to structured entities	£ 52	£ 148